Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 1,736.3	€ 1,847.6
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	22.7	21.4
Total liabilities	(125.0)	(44.9)
Total	(102.3)	(23.5)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	5.5	3.9
Total liabilities	(35.5)	(12.1)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	17.2	17.5
Total liabilities	(89.5)	(32.8)
Deferred Financing Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 6.9	€ 8.9